Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Related Party [Abstract]
Short-term employee benefits	$ 4,020	$ 6,360
Termination benefits	0	15,902
Share-based compensation	3,044	639
Total	$ 7,064	$ 22,901